Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial instruments and risk management

5. Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2019	December 31, 2018
Cash and cash equivalents	1,384,720	5,393,207
Loans and receivables	—	—
Other receivables	80,040	80,040
Total financial assets	1,464,760	5,473,247

Financial liabilities
At amortized cost
Trade and other payables	938,247	1,836,335
Accrued expenses	1,339,822	1,290,879
Loan	—	1,435,400
At fair value through profit and loss
Derivative financial instruments	4,353	675,328
Total financial liabilities	2,282,422	5,237,942

Fair values

The carrying amount of cash and cash equivalents, other receivables, trade and other payables and accrued expenses is a reasonable approximation of their fair value due to the short term nature of these instruments. The Company's loan shown in the previous year had floating rates of interest, thus the fair value approximates carrying value.

Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Group's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group's financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2019 and 2018 to hedge risk exposures. The Group invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Group allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk

The Group's principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Group has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Group's liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Group's ability to raise further funds. Consequently, the Group is exposed to continued liquidity risk.

The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2019 and 2018. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2019
Trade and other payables	938,247	938,247	—	—	938,247
Accrued expenses	1,339,822	1,339,822	—	—	1,339,822
Loan and borrowings	—	—	—	—	—
Derivative financial instruments	4,353	—	—	4,353	4,353
Total	2,282,422	2,278,069	—	4,353	2,282,422

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2018
Trade and other payables	1,836,335	1,836,335	—	—	1,836,335
Accrued expenses	1,290,879	1,290,879	—	—	1,290,879
Loan and borrowings	1,435,400	1,435,400	—	—	1,435,400
Derivative financial instruments	675,328	—	215,572	459,756	675,328
Total	5,237,942	4,562,614	215,572	459,756	5,237,942

Fair value measurement

	Fair values as at		Fair
Financial assets / liabilities	December 31, 2019	December 31, 2018	value hierarchy	Valuation technique(s) and key input(s)
Derivative financial liabilities	Liability 4,353	Liability 675,328	Level 2

Black-Scholes option pricing model

The share price is determined by Company's NASDAQ quoted-price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company's historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial asset	Asset 219,615	Asset 226,865	Level 3

The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.

Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

			Non-cash changes
	01.01.2019	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2019
Derivative financial instrument	675,328	—	(663,725)	(7,250)	4,353
Loans	1,435,400	(1,463,328)	—	27,928	—
Total	2,110,728	(1,463,328)	(663,725)	20,678	4,353

			Non-cash changes
	01.01.2018	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2018
Derivative financial instrument	1,836,763	188,636	(1,350,071)	—	675,328
Loans	10,126,406	(9,272,328)	—	581,322	1,435,400
Total	11,963,169	(9,083,692)	(1,350,071)	581,322	2,110,728

1)	The financing cash flows are from loan repayment and from issuance of new derivative
2)	Internal Rate Return-Correction and Foreign Exchange-Difference

Credit risk

Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from other receivables. The Company's policy is to invest funds in low risk investments including interest bearing deposits. Other receivables were current as of December 31, 2019 and December 31, 2018, not impaired and included only well-known counterparties.

The Group has been holding cash and cash equivalents in the Group's principal operating currencies (CHF, USD and EUR) with international banks of high credit rating.

The Group's maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31, 2019	December 31, 2018
Financial assets
Cash and cash equivalents	1,384,720	5,393,207
Other receivables	80,040	80,040
Total	1,464,760	5,473,247

As of December 31, 2019 and December 31, 2018 other receivables consisted in a bank account for credit card liabilities.

Market risk

Currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to US Dollar and Euro. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Group's financial assets and liabilities to currency risk was as follows:

	2019		2018
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	1,041,695	125,631	3,618,778	208,507
Other receivables	154,063	—	—	—
Trade and other payables	(51,527)	(526,637)	(1,646,910)	(76,184)
Accrued expenses	(750,949)	(175,826)	(82,847)	(370,145)
Loan and borrowings	—	—	(1,435,400)	—
Derivative financial instruments	—	—	(675,328)	—
Net statement of financial position exposure -asset/(liability)	393,282	(576,832)	(221,707)	(237,822)

As of December 31, 2019, a 5% increase or decrease in the USD/CHF exchange rate with all other variables held constant would have resulted in a CHF 19,664 (2018: CHF 10,886) increase or decrease in the net result. Also, a 5% increase or decrease in the EUR/CHF exchange rate with all other variables held constant would have resulted in a CHF 28,841(2018: CHF 13,413) increase or decrease in the net result.

The Company has subsidiaries in the United States and Ireland, whose net assets are exposed to foreign currency translation risk. Due to the small size of the subsidiaries the translation risk is not significant.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.